Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0001902314
Registrant Name	M-tron Industries, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A